Schedule II - Valuation and Qualifying Accounts (Detail) (Allowance for Doubtful Accounts [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Allowance for Doubtful Accounts [Member]
Valuation and Qualifying Accounts
Balance at Beginning of Period	$ 811	$ 1,100	$ 1,269
Charged/ (Credit) to Expense	(130)	(314)	(52)
Charged to Other Accounts	(442)	25
Deductions	(109)		(117)
Balance at End of Period	$ 130	$ 811	$ 1,100